FIRST AMERICAN FUNDS, INC.

800 Nicollet Mall

Minneapolis, MN 55402

April 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-0506

Re:	First American Funds, Inc. (the “Registrant”) File Nos. 002-74747 and 811-03313

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 77, filed electronically on April 5, 2016).

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel

Secretary